Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2024		Dec. 31, 2023
Carrying value [Member]
Loans at amortized cost
Securitization notes		€ 441		€ 389
Other		0		0
Total loans at amortized cost		441		389
Financial assets held at Fair Value through the P&L:
Securitization notes		0		23
Non-standard Interest Rate, cross-currency or inflation-linked swap		0		0
Total financial assets at fair value through profit or loss		0		23
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		669		706
Other		0		0
Total financial assets at fair value through other comprehensive income		669		706
Total financial assets representing on-going involvement		1,110		1,118
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0		0
Total financial liabilities representing on-going involvement		0		0
Fair value [Member]
Loans at amortized cost
Securitization notes		397		344
Other		0		0
Total loans at amortized cost		397		344
Financial assets held at Fair Value through the P&L:
Securitization notes		0		23
Non-standard Interest Rate, cross-currency or inflation-linked swap		0		0
Total financial assets at fair value through profit or loss		0		23
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		560		592
Other		0		0
Total financial assets at fair value through other comprehensive income		560		592
Total financial assets representing on-going involvement		957		959
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0		0
Total financial liabilities representing on-going involvement		0		0
Maximum Exposure to Loss [Member]
Loans at amortized cost
Securitization notes	[1]	397	[2]	344
Other	[1]	0	[2]	0
Total loans at amortized cost	[1]	397	[2]	344
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	0	[2]	23
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	[2]	0
Total financial assets at fair value through profit or loss	[1]	0	[2]	23
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	560	[2]	592
Other	[1]	0	[2]	0
Total financial assets at fair value through other comprehensive income	[1]	560	[2]	592
Total financial assets representing on-going involvement	[1]	957	[2]	959
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	[2]	0
Total financial liabilities representing on-going involvement	[1]	€ 0	[2]	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities
[2]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities